Exhibit 1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Column Financial, Inc. (the “Company”)
Credit Suisse Commercial Mortgage Securities Corp.
Credit Suisse Securities (USA) LLC
J.P. Morgan Securities LLC
Wells Fargo Securities, LLC
(together with the Company, the “Specified Parties”)

Re: RETL 2018-RVP – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file entitled “DDR Tape_vFinal.xlsx” provided to us on February 28, 2018 (the “Data File”) containing information pertaining to the mortgage loan (“Mortgage Loan”) and 50 related mortgaged properties (“Mortgaged Properties”) which we were informed are to be included as collateral in the offering of the RETL 2018-RVP, Commercial Mortgage Pass-Through Certificates, Series 2018-RVP. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-Off Date” means the payment date in March 2018, as provided by the Company.
•	The term “LIBOR Assumption” means 1.588%, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loan and the related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specific attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originators of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

2

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

McLean, VA
February 28, 2018

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Property Name	Provided by the Company
Street Address	Appraisal
City	Appraisal
State	Appraisal
Zip Code	Appraisal
Year Built	Appraisal
Year Renovated	Appraisal
Total SF	Underwritten Financial Summary Report
Collateral SF	Underwritten Financial Summary Report
Property Type	Provided by the Company
Property Sub-Type	Provided by the Company
Ownership Interest (1)	Title
Original Allocated Mortgage Loan Amount ($)	Loan Agreement
Cut-Off Date Allocated Mortgage Loan Amount ($)	Loan Agreement
Maturity Allocated Mortgage Loan Amount ($)	Loan Agreement
Addit Debt Permitted (Y/N)	Loan Agreement
Addit Debt Exist (Y/N)	Loan Agreement
Spread (%)	Loan Agreement
Index	Loan Agreement
Master & Primary Servicing Fee Rate	Provided by the Company
Trustee & Paying Agent Fee	Provided by the Company
Operating Advisor Advisor Fee	Provided by the Company
CREFC Fee	Provided by the Company
Amortization Type	Loan Agreement
Accrual Type	Loan Agreement

A-1

Attribute	Source Document
I/O Period	Loan Agreement
Term	Loan Agreement
Rem. Term	Loan Agreement
Amort. Term	Loan Agreement
Seasoning	Loan Agreement
CutOff Date	Provided by the Company
Payment Date	Loan Agreement
Grace Period (Late Payment)	Loan Agreement
Grace Period (Default)	Loan Agreement
Note Date	Promissory Note
First Payment Date	Loan Agreement
Maturity Date	Loan Agreement
Extended Maturity Date	Loan Agreement
Original String	Loan Agreement
As-Is Appraised Date	Appraisal
As-Is Appraised Value ($)(3)	Appraisal
As-Stabilized Appraised Date	Appraisal
As-Stabilized Appraised Value ($)	Appraisal
Environmental Phase I Report Date	Environmental Report
Phase II Performed	Environmental Report
Engineering Report Date	Engineering Report
Seismic Zone 3 or 4 (Y/N)	Seismic Report
Seismic Report Date	Seismic Report
PML %	Seismic Report
Historical Occ. % 2015 (2)	Underwritten Financial Summary Report
Historical Occ. % 2016 (2)	Underwritten Financial Summary Report
Historical Occ. % TTM (2)	Underwritten Financial Summary Report

A-2

Attribute	Source Document
UW Occupancy	Underwritten Financial Summary Report
2015 Revenues	Underwritten Financial Summary Report
2015 Expenses	Underwritten Financial Summary Report
2015 NOI	Underwritten Financial Summary Report
2016 Revenues	Underwritten Financial Summary Report
2016 Expenses	Underwritten Financial Summary Report
2016 NOI	Underwritten Financial Summary Report
2017 Revenues	Underwritten Financial Summary Report
2017 Expenses	Underwritten Financial Summary Report
2017 NOI	Underwritten Financial Summary Report
UW EGI	Underwritten Financial Summary Report
UW Expenses	Underwritten Financial Summary Report
UW NOI	Underwritten Financial Summary Report
UW NCF	Underwritten Financial Summary Report
Largest Tenant	Underwritten Financial Summary Report
Largest Tenant Lease Expiration	Underwritten Financial Summary Report
Largest Tenant NSF	Underwritten Financial Summary Report
2nd Largest Tenant	Underwritten Financial Summary Report
2nd Largest Tenant Lease Expiration	Underwritten Financial Summary Report
2nd Largest Tenant NSF	Underwritten Financial Summary Report
3rd Largest Tenant	Underwritten Financial Summary Report
3rd Largest Tenant Lease Expiration	Underwritten Financial Summary Report
3rd Largest Tenant NSF	Underwritten Financial Summary Report
4th Largest Tenant	Underwritten Financial Summary Report
4th Largest Tenant Lease Expiration	Underwritten Financial Summary Report
4th Largest Tenant NSF	Underwritten Financial Summary Report
5th Largest Tenant	Underwritten Financial Summary Report

A-3

Attribute	Source Document
5th Largest Tenant Lease Expiration	Underwritten Financial Summary Report
5th Largest Tenant NSF	Underwritten Financial Summary Report
Lockbox (Y/N)	Loan Agreement
Lockbox In-place	Loan Agreement
Lockbox Type	Loan Agreement
Cash Management (Springing/In-Place)	Loan Agreement
Immediate Repairs Reserve	Loan Agreement
Tax Escrow Flag Y/N/Springing	Loan Agreement
Upfront RE Tax Reserve	Loan Agreement
Monthly RE Tax Reserve	Loan Agreement
Insurance Escrow Flag Y/N/Springing	Loan Agreement
Upfront Ins. Reserve	Loan Agreement
Monthly Ins. Reserve	Loan Agreement
Interest on Taxes & Insurance	Loan Agreement
CapEx Reserve Flag Y/N/Springing	Loan Agreement
Upfront CapEx Reserve	Loan Agreement
Monthly Capex Reserve	Loan Agreement
Interest on Capex Reserves	Loan Agreement
Leasing Reserve Flag Y/N/Springing	Loan Agreement
Upfront Leasing Reserve	Loan Agreement
Monthly Leasing Reserve	Loan Agreement
Interest on Leasing Reserves	Loan Agreement
Upfront Other Reserve	Loan Agreement
Other Description	Loan Agreement
Monthly Other Reserve	Loan Agreement
Interest on Other Reserve	Loan Agreement
A-4

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Cut-Off Date Allocated Mortgage Loan Amount Per Collateral SF	Cut-Off Date Allocated Mortgage Loan Amount ($) divided by Collateral SF
Percentage of Cut-Off Date Allocated Mortgage Loan Amount	Cut-Off Date Allocated Mortgage Loan Amount Per Collateral SF divided by Cut-Off Date Allocated Mortgage Loan Amount ($)
Admin Fee.	The sum of Subservicer Fee, Master Servicing Fee Rate, Primary Servicing Fee Rate, Trustee & Paying Agent Fee, Senior Trust Advisor Fee, CREFC Fee
Net Mortgage Rate(2)	Spread (%) plus LIBOR Assumption
Annual Debt Service(2)	The sum of the Spread and the LIBOR Assumption multiplied by Original Allocated Mortgage Loan Amount ($) multiplied by Actual/360
Monthly Debt Service(2)	Annual Debt Service divided by twelve
RVI Portfolio Cut-off As-Is LTV	Portfolio As-Is Appraised Value ($) divided by Portfolio Cut-Off Date Allocated Mortgage Loan Amount ($)
Continental Portfolio Cut-off As-Is LTV	Continental Portfolio As-Is Appraised Value ($) divided by Continental Cut-Off Date Allocated Mortgage Loan Amount ($)
As-Is Appraised Value Per Collateral SF	As-Is Appraised Value ($) divided by Collateral SF
As-Stabilized Appraised Value Per Collateral SF	As-Stabilized Appraised Value ($) divided by Collateral SF
Portfolio UW NOI Debt Yield	Portfolio Underwritten NOI ($) divided by Portfolio Cut-Off Date Allocated Mortgage Loan Amount ($)
Continental Portfolio UW NOI Debt Yield	Continental Portfolio Underwritten NOI ($) divided by Continental Cut-Off Date Allocated Mortgage Loan Amount ($)
Portfolio UW NCF Debt Yield	Portfolio Underwritten NCF ($) divided by Cut-Off Date Allocated Mortgage Loan Amount ($)
Continental Portfolio UW NCF Debt Yield	Continental Portfolio Underwritten NCF ($) divided by Cut-Off Date Allocated Mortgage Loan Amount ($)
RVI Portfolio UW NCF DSCR	Portfolio Underwritten NCF ($) divided by Annual Debt Service

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Continental Portfolio UW NCF DSCR	Underwritten NOI ($) divided by Annual Debt Service
Largest Tenant % of NSF	Largest Tenant NSF divided by Collateral SF
2nd Largest Tenant % of NSF	2nd Largest Tenant NSF divided by Collateral SF
3rd Largest Tenant % of NSF	3rd Largest Tenant NSF divided by Collateral SF
4th Largest Tenant % of NSF	4th Largest Tenant NSF divided by Collateral SF
5th Largest Tenant % of NSF	5th Largest Tenant NSF divided by Collateral SF
B-2

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1